STOCK OPTIONS (Details 3) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 01, 2017	Jan. 24, 2018	Aug. 03, 2017	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years	10 years	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.91%	1.91%	1.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	114.00%	114.00%	114.00%
Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 1,451,393
February 17, 2015 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				3 years 10 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				135.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 7,122
July 1, 2014 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				3 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				135.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 90,472
June 20, 2014 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				3 years 2 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				135.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 4,428
April 1, 2014 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				3 years 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				135.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 12,437
November 24, 2015 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				4 years 7 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				135.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 16,327
December 14, 2015 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				4 years 8 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				135.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 85,833
April 21, 2016 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				6 years 4 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				118.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 53,853
April 26, 2016 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				5 years 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 11,430
August 8, 2016 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				5 years 4 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 35,722
February 6, 2017 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				5 years 10 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 16,969
February 13, 2017 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				5 years 10 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 10,703
August 3, 2017 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				6 years 4 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 109,970
September 1, 2017 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				9 years 5 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 782,966
January 24, 2018 [Member] | Reclassification of Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				6 years 9 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value				$ 213,161